Offerings - Offering: 1	Sep. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99889
Maximum Aggregate Offering Price	$ 499,445,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,973.35
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 (File No. 333-283348) filed with the Securities and Exchange Commission on November 20, 2024 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This filing fee table shall be deemed to update the "Calculation of Filing Fee" table in such registration statement.